UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-6414

Name of Fund:  MuniYield Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Terry K. Glenn, President,
   MuniYield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ,
   08536.  Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-
   9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments


MuniYield Fund, Inc.

Schedule of Investments as of July 31, 2004                                                                  (in Thousands)

                S&P       Moody's    Face
State           Ratings   Ratings  Amount                  Municipal Bonds                                           Value
Alabama - 0.4%  NR*       A2       $2,500    Huntsville, Alabama, Health Care Authority Revenue Bonds,
                                             Series B, 5.75% due 6/01/2032                                       $    2,561


Alaska - 0.3%   NR*       Ba1       2,050    Valdez, Alaska, Marine Terminal Revenue Refunding Bonds
                                             (Amerada Hess Pipeline Corporation), 6.10% due 2/01/2024                 2,062


Arizona - 8.9%                               Arizona State Transportation Board, Highway Revenue Bonds,
                                             Sub-Series A:
                AA        Aa2       5,825        5% due 7/01/2021                                                     6,065
                AA        Aa2       7,030        5% due 7/01/2022                                                     7,274
                AA        Aa2       5,240        5% due 7/01/2023                                                     5,380

                NR*       Baa3      2,300    Maricopa County, Arizona, IDA, Education Revenue Bonds
                                             (Arizona Charter Schools Project 1), Series A, 6.75% due 7/01/2029       2,335

                                             Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds
                                             (CRS Pine Ridge Housing Corporation), Series A-1 (g):
                AAA       NR*       5,000        6% due 10/20/2031                                                    5,157
                AAA       NR*       5,000        6.05% due 10/20/2036                                                 5,159


Portfolio Abbreviations


To simplify the listings of MuniYield Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RITR       Residual Interest Trust Receipts
S/F        Single-Family
VRDN       Variable Rate Demand Notes


MuniYield Fund, Inc.

Schedule of Investments as of July 31, 2004 (concluded)                                                      (in Thousands)

                S&P       Moody's    Face
State           Ratings   Ratings  Amount                  Municipal Bonds                                           Value
Arizona                                      Phoenix, Arizona, IDA, Airport Facility Revenue Refunding Bonds
(concluded)                                  (America West Airlines Inc. Project), AMT:
                NR*       Caa2     $5,800        6.25% due 6/01/2019                                             $    4,456
                NR*       Caa2      6,900        6.30% due 4/01/2023                                                  5,164

                                             Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit
                                             Apartments LLC Project) (g):
                AAA       NR*       1,610        6.25% due 7/20/2022                                                  1,690
                AAA       NR*       1,425        6.45% due 7/20/2032                                                  1,485
                AAA       NR*       1,305        6.55% due 7/20/2037                                                  1,364

                NR*       Baa3      1,400    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona
                                             Charter Schools Project II), Series A, 6.75% due 7/01/2031               1,419

                                             Pima County, Arizona, IDA, M/F Housing Revenue Bonds (Columbus
                                             Village), Series A (g):
                AAA       NR*         990        5.90% due 10/20/2021                                                   997
                AAA       NR*       1,725        6% due 10/20/2031                                                    1,738
                AAA       NR*       2,295        6.05% due 10/20/2041                                                 2,312

                NR*       Baa2      2,500    Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds
                                             (Yavapai Regional Medical Center), Series A, 6% due 8/01/2033            2,522


California -    AAA       Aaa       3,370    Anaheim, California, Union High School District, GO, Series A,
21.7%                                        5% due 8/01/2022 (i)                                                     3,473

                BBB       A3        8,760    California State, GO, 5% due 2/01/2033                                   8,488

                                             California State Public Works Board, Lease Revenue Bonds:
                BBB-      Baa1      2,000        (Department of Corrections), Series C,  5% due 6/01/2025             1,967
                BBB-      Baa1      4,500        (Department of Mental Health - Coalinga State Hospital),
                                                 Series A, 5.125% due 6/01/2029                                       4,392

                                             California State, Various Purpose, GO:
                BBB       A3        6,800        5.25% due 11/01/2025                                                 6,924
                AAA       Aaa      10,000        5% due 4/01/2031 (c)                                                 9,970
                BBB       A3        5,550        5.50% due 11/01/2033                                                 5,745

                                             Golden State Tobacco Securitization Corporation of California,
                                             Tobacco Settlement Revenue Bonds:
                BBB       Baa3      5,500        Series A-3, 7.875% due 6/01/2042                                     5,609
                BBB       Baa3      7,500        Series A-4, 7.80% due 6/01/2042                                      7,613
                BBB-      Baa1      5,000        Series B, 5.50% due 6/01/2018                                        5,133
                BBB-      Baa1      5,000        Series B, 5.375% due 6/01/2028                                       4,957
                BBB-      Aaa       9,520        Series B, 5.50% due 6/01/2043                                        9,542

                AAA       Aaa      10,000    Los Angeles, California, Community Redevelopment Agency, Community
                                             Redevelopment Financing Authority Revenue Bonds (Bunker Hill Project),
                                             Series A, 5% due 12/01/2027 (i)                                         10,015

                AAA       Aaa      18,400    Los Angeles, California, Unified School District, GO, Series A,
                                             5% due 7/01/2023 (i)                                                    18,919

                AA        Aa3       1,250    Sacramento County, California, Sanitation District, Financing
                                             Authority Revenue Refunding Bonds, Trust Receipts, Class R,
                                             Series A, 10.57% due 12/01/2019 (k)                                      1,399

                AAA       Aaa       5,145    Santa Clara, California, Subordinated Electric Revenue Bonds,
                                             Series A, 5% due 7/01/2022 (e)                                           5,305

                AAA       Aaa      10,000    University of California Hospital Revenue Bonds (UCLA Medical
                                             Center), Series A, 5% due 5/15/2039 (c)                                  9,820

                AAA       Aaa       7,465    University of California Revenue Bonds (Multiple Purpose Projects),
                                             Series Q, 5% due 9/01/2021 (i)                                           7,757

                                             University of California, Revenue Refunding Bonds, Series A (c):
                AAA       Aaa       3,000        5.125% due 5/15/2019                                                 3,179
                AAA       Aaa       2,500        5.125% due 5/15/2020                                                 2,636


Colorado - 4.9% AA        Aa2         650    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Series D-2,
                                             6.90% due 4/01/2029                                                        654

                AAA       Aaa       8,000    Denver, Colorado, City and County Airport Revenue Bonds, AMT,
                                             Series D, 7.75% due 11/15/2013 (c)                                       9,733

                NR*       Baa2      5,500    Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue
                                             Bonds (Pavilions), AMT, 7.75% due 9/01/2016                              5,809

                                             Elk Valley, Colorado, Public Improvement Revenue Bonds (Public
                                             Improvement Fee), Series A:
                NR*       NR*       1,735        7.10% due 9/01/2014                                                  1,802
                NR*       NR*       5,065        7.35% due 9/01/2031                                                  5,259

                NR*       NR*       6,850    Plaza Metropolitan District No. 1, Colorado, Tax Allocation
                                             Revenue Bonds (Public Improvement Fees), 8% due 12/01/2025               7,028


Connecticut -   NR*       NR*         600    Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC
0.1%                                         Project), AMT, 7.35% due 4/01/2010                                         604


Florida - 4.3%                               Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
                                             (National Gypsum), AMT:
                NR*       NR*      11,500        Series A, 7.125% due 4/01/2030                                      12,102
                NR*       NR*       5,000        Series B, 7.125% due 4/01/2030                                       5,262

                NR*       NR*       4,200    Midtown Miami, Florida, Community Development District, Special
                                             Assessment Revenue Bonds, Series B, 6.50% due 5/01/2037                  4,276

                AAA       Aaa       2,140    Saint Lucie County, Florida, Sales Tax Revenue Refunding and
                                             Improvement Bonds, 5.25% due 10/01/2022 (e)                              2,269


                B-        B1        3,000    Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25%
                                             due 7/01/2028                                                            2,512


Georgia - 3.0%  AAA       Aaa      12,140    Atlanta, Georgia, Airport Revenue Refunding Bonds, Series A,
                                             5.875% due 1/01/2016 (h)                                                13,646

                NR*       NR*       4,600    Atlanta, Georgia, Tax Allocation Revenue Bonds (Atlantic Station
                                             Project), 7.90% due 12/01/2024                                           4,787


Idaho - 1.8%    AA        NR*         545    Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT,
                                             Senior Series C-2, 7.15% due 7/01/2023                                     545

                BB+       Ba3      10,000    Power County, Idaho, Industrial Development Corporation, Solid
                                             Waste Disposal Revenue Bonds (FMC Corporation Project), AMT,
                                             6.45% due 8/01/2032                                                     10,203


Illinois - 4.7%  NR*      B2          795    Beardstown, Illinois, IDR (Jefferson Smurfit Corp. Project), 8%
                                             due 10/01/2016                                                             824

                AAA       Aaa      13,200    Chicago, Illinois, O'Hare International Airport Revenue Bonds,
                                             3rd Lien, AMT, Series B-2, 6% due 1/01/2029 (j)                         14,192

                NR*       Aaa         230    Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series B,
                                             7.625% due 9/01/2027 (f)(g)(l)                                             232

                B         Ba3       2,750    Illinois Development Finance Authority, PCR, Refunding (Illinois
                                             Power Company Project), Series A, 7.375% due 7/01/2006 (b)               3,063

                AAA       Aaa       3,285    Illinois Development Finance Authority Revenue Bonds (Presbyterian
                                             Home Lake Project), Series B, 6.30% due 9/01/2022 (i)                    3,585

                NR*       NR*       1,760    Illinois Educational Facilities Authority, Revenue Refunding Bonds
                                             (Chicago Osteopathic Health System), 7.25% due 11/15/2019 (b)            1,786

                NR*       B2        1,250    Illinois Health Facilities Authority Revenue Bonds (Holy Cross
                                             Hospital Project), 6.70% due 3/01/2014                                   1,037

                A1        VMIG1+       10    Illinois Health Facilities Authority, Revenue Refunding Bonds
                                             (University of Chicago Hospitals), VRDN, 1.08% due 8/01/2026 (e)(m)         10

                AAA       Aaa       4,000    Metropolitan Pier and Exposition Authority, Illinois, Dedicated
                                             State Tax Revenue Bonds (McCormick Place Expansion), Series A,
                                             5.50% due 6/15/2023 (e)                                                  4,287


Kansas - 0.2%   BB+       NR*       1,250    Lenexa, Kansas, Health Care Facility Revenue Bonds
                                             (Lakeview Village Inc.), Series C, 6.875% due 5/15/2032                  1,303


Kentucky - 0.5% NR*       NR*       3,000    Kentucky Economic Development Finance Authority, Health System
                                             Revenue Refunding Bonds (Norton Healthcare Inc.), Series A, 6.625%
                                             due 10/01/2028                                                           3,122


Louisiana -     B         NR*       4,125    Hodge, Louisiana, Utility Revenue Refunding Bonds (Stone Container
3.8%                                         Corporation), AMT, 7.45% due3 /01/2024                                   4,210

                BB-       NR*      19,000    Port New Orleans, Louisiana, IDR, Refunding (Continental Grain
                                             Company Project), 6.50% due 1/01/2017                                   19,180


Maryland - 1.2% NR*       NR*       3,000    Maryland State Energy Financing Administration, Limited Obligation
                                             Revenue Bonds (Cogeneration-AES Warrior Run), AMT, 7.40% due
                                             9/01/2019                                                                3,065

                A         A3        4,000    Maryland State Health and Higher Educational Facilities Authority
                                             Revenue Refunding Bonds (University of Maryland Medical System),
                                             6% due 7/01/2032                                                         4,182


Massachusetts   AAA       Aaa      10,000    Massachusetts State Special Obligation Dedicated Tax Revenue Bonds,
1.7%                                         5.25% due 1/01/2029 (h)                                                 10,299


Michigan - 0.5% BBB-      NR*       3,325    Macomb County, Michigan, Hospital Finance Authority, Hospital
                                             Revenue Bonds (Mount Clemens General Hospital), Series B, 5.875%
                                             due 11/15/2034                                                           3,033


Minnesota - 0.6%                             Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills
                                             Project), Series A (g):
                NR*       A1          420        6% due 8/20/2021                                                       456
                NR*       A1        2,000        6.20% due 2/20/2043                                                  2,145

                NR*       Aa2         985    Minneapolis, Minnesota, M/F Housing Revenue Bonds (Gaar Scott
                                             Loft Project), AMT, 5.95% due 5/01/2030                                  1,037


Missouri - 0.7%                              Fenton, Missouri, Tax Increment Revenue Refunding and Improvement
                                             Bonds (Gravois Bluffs):
                NR*       NR*         635        6.75% due 10/01/2015                                                   648
                NR*       NR*       2,800        7% due 10/01/2021                                                    3,005

                AAA       NR*         445    Missouri State Housing Development Commission, S/F Mortgage Revenue
                                             Bonds, Homeownership, AMT, Series B, 7.55% due 9/01/2027 (f)(g)            447


New Hampshire   BBB+      Baa1      3,425    New Hampshire Health and Education Facilities Authority, Revenue
0.6%                                         Refunding Bonds (Elliot Hospital), Series B, 5.60% due 10/01/2022        3,434


New Jersey -    NR*       NR*       3,000    New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian
10.6%                                        Home), Series A, 6.375% due 11/01/2031                                   3,018

                NR*       NR*       4,400    New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest
                                             Village Inc. Facility), Series A, 7.25% due 11/15/2031                   4,457

                                             New Jersey EDA, Special Facility Revenue Bonds (Continental
                                             Airlines Inc. Project), AMT:
                B         Caa2      3,905        6.25% due 9/15/2019                                                  3,094
                B         Caa2     16,195        6.25% due 9/15/2029                                                 12,104

                B+        NR*       3,680    New Jersey Health Care Facilities Financing Authority Revenue
                                             Bonds (Pascack Valley Hospital Association), 6.625% due 7/01/2036        3,283

                B+        NR*       1,500    New Jersey Health Care Facilities Financing Authority, Revenue
                                             Refunding Bonds (Pascack Valley Hospital Association), 5.125%
                                             due 7/01/2028                                                            1,092

                AAA       NR*       4,360    Port Authority of New York and New Jersey Revenue Refunding Bonds,
                                             DRIVERS, AMT, Series 177, 10.618% due 10/15/2032 (e)(k)                  5,126

                AAA       NR*      20,575    Port Authority of New York and New Jersey, Special Obligation
                                             Revenue Bonds, DRIVERS, AMT, Series 192, 10.117% due
                                             12/01/2025 (e)(k)                                                       23,084

                BBB       Baa3      7,500    Tobacco Settlement Financing Corporation of New Jersey,
                                             Asset-Backed Revenue Refunding Bonds, 6% due 6/01/2037                   5,997

                BBB       Baa3      4,500    Tobacco Settlement Financing Corporation of New Jersey Revenue
                                             Bonds, 6.75% due 6/01/2039                                               4,054


New York -      NR*       NR*       2,240    Dutchess County, New York, IDA, Civic Facility Revenue Refunding
20.6 %                                       Bonds (Saint Francis Hospital), Series A, 7.50% due 3/01/2029            2,186

                AAA       Aaa       5,595    Metropolitan Transportation Authority, New York, Commuter Facilities
                                             Revenue Bonds, RITR, Series 9, 10.74% due 7/01/2006 (b)(h)(k)            6,697

                                             New York City, New York, City IDA, Special Facilities Revenue
                                             Bonds, AMT:
                BB-       Ba2       1,250        (British Airways PLC Project), 7.625% due 12/01/2032                 1,234
                BBB+      A3       10,000        (Terminal One Group Association Project), 6.125% due 1/01/2024      10,341

                                             New York City, New York, City Municipal Water Finance Authority,
                                             Water and Sewer System Revenue Bonds (k):
                AAA       NR*       5,000        DRIVERS, Series 198, 10.147% due 6/15/2026 (e)                       5,775
                AAA       Aaa       3,000        RITR, Series 11, 10.29% due 6/15/2026 (i)                            3,453


                AA+       Aa2      14,000    New York City, New York, City Municipal Water Finance Authority,
                                             Water and Sewer System Revenue Refunding Bonds, 5.50% due 6/15/2033     14,567

                                             New York City, New York, GO, Refunding (h):
                AAA       Aaa       2,000        Series G, 5.75% due 2/01/2014 (e)                                    2,135
                NR*       Aaa      10,000        Trust Receipts, Series R, 11.34% due 5/15/2014 (h)(k)               13,141

                AA-       NR*       6,795    New York State Dormitory Authority, Hospital Revenue Refunding
                                             Bonds (North General Hospital), 5.75% due 2/15/2015                      7,529

                                             New York State Dormitory Authority, Revenue Refunding Bonds
                                             (Mount Sinai Health), Series A:
                BB        Ba1       5,000        6.75% due 7/01/2020                                                  5,123
                BB        Ba1         315        6.50% due 7/01/2025                                                    318

                AA        A1       10,000    New York State Urban Development Corporation, Personal Income
                                             Tax Revenue Bonds (State Facilities), Series A, 5.50% due 3/15/2032     10,481

                NR*       NR*       2,500    Suffolk County, New York, IDA, IDR, Refunding (Nissequogue
                                             Cogeneration Partners Facility), AMT, 5.50% due 1/01/2023                2,331

                                             Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                AAA       Aaa      13,875        Series A-1, 5.25% due 6/01/2022 (c)                                 14,441
                AA-       A3        9,400        Series C-1, 5.50% due 6/01/2021                                      9,952

                A+        A1       10,000    Triborough Bridge and Tunnel Authority, New York, Subordinate
                                             Revenue Bonds, 5.25% due 11/15/2030                                     10,176

                                             Westchester County, New York, IDA, Continuing Care Retirement
                                             Mortgage Revenue Bonds (Kendal on Hudson Project), Series A:
                NR*       NR*       3,450        6.375% due 1/01/2024                                                 3,478
                NR*       NR*       2,895        6.50% due 1/01/2034                                                  2,853


North Carolina  BBB       Baa2      4,750    North Carolina Eastern Municipal Power Agency, Power System Revenue
1.3%                                         Bonds, Series D, 6.75% due 1/01/2026                                     5,193


                AA        Aa2         380    North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 8-A,
                                             6.20% due 7/01/2016                                                        398

                AA        Aa2       1,055    North Carolina HFA, S/F Revenue Bonds, Series II, 6.20% due
                                             3/01/2016 (d)                                                            1,098

                NR*       NR*       1,000    North Carolina Medical Care Commission, Health Care Facilities,
                                             First Mortgage Revenue Bonds (Arbor Acres Community Project),
                                             6.375% due 3/01/2032                                                     1,011


Ohio - 2.4%                                  Cuyahoga County, Ohio, Mortgage Revenue Bonds (West Tech Apartments
                                             Project), AMT (g):
                NR*       Aaa       1,410        5.75% due 9/20/2020                                                  1,474
                NR*       Aaa       2,250        5.85% due 9/20/2030                                                  2,325

                NR*       NR*       2,175    Lucas County, Ohio, Health Care Facility Revenue Refunding and
                                             Improvement Bonds (Sunset Retirement Communities), Series A,
                                             6.625% due 8/15/2030                                                     2,239

                NR*       Aaa       5,000    Mason, Ohio, City School District, GO (School Improvement), 5%
                                             due 12/01/2031(i)                                                        5,011

                                             Mason, Ohio, Sewer System Revenue Refunding and Improvement
                                             Bonds (e):
                NR*       Aaa         350        4.625% due 12/01/2025                                                  338
                NR*       Aaa       2,495        5% due 12/01/2028                                                    2,505

                NR*       NR*         970    Port of Greater Cincinnati Development Authority, Ohio, Special
                                             Assessment Revenue Bonds (Cooperative Public Parking Infrastructure
                                             Project), 6.30% due 2/15/2024                                              969


Oregon - 1.8%   AAA       Aaa       4,405    Oregon State Department of Administrative Services, COP, Series A,
                                             6% due 5/01/2010 (b)(c)                                                  5,083

                AA-       Aa3       4,305    Oregon State, GO, Refunding (Veterans Welfare), Series 80A, 5.70%
                                             due 10/01/2032                                                           4,440

                NR*       NR*       1,830    Portland, Oregon, Housing Authority, Housing Revenue Bonds (Pine
                                             Square and University Place), Series A, 5.875% due 1/01/2022             1,761


Pennsylvania -  AAA       Aaa       5,000    Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania
11.5%                                        Power and Light Company Project), Series B, 6.40% due 9/01/2029 (e)      5,118

                                             Pennsylvania Economic Development Financing Authority, Exempt
                                             Facilities Revenue Bonds (National Gypsum Company), AMT:
                NR*       NR*      12,100        Series A, 6.25% due 11/01/2027                                      12,077
                NR*       NR*       8,800        Series B, 6.125% due 11/01/2027                                      8,649

                AAA       Aaa      16,270    Pennsylvania State Higher Educational Facilities Authority,
                                             Health Services Revenue Refunding Bonds (Allegheny Delaware
                                             Valley Obligation), Series C, 5.875% due 11/15/2016 (e)                 17,483

                NR*       NR*       1,265    Philadelphia, Pennsylvania, Authority for IDR, Commercial
                                             Development, 7.75% due 12/01/2017                                        1,295

                                             Philadelphia, Pennsylvania, Authority for IDR, Commercial
                                             Development, Refunding:
                NR*       NR*       3,650        (Days Inn), Series B, 6.50% due 10/01/2027                           3,700
                NR*       NR*       4,000        (Doubletree), Series A, 6.50% due 10/01/2027                         4,054

                AAA       Aaa      10,965    Philadelphia, Pennsylvania, School District, GO, Series A, 5.50%
                                             due 2/01/2012 (b)(i)                                                    12,326

                A-        NR*       5,000    Sayre, Pennsylvania, Health Care Facilities Authority Revenue Bonds
                                             (Guthrie Health Issue), Series B, 7.125% due 12/01/2031                  5,700


Rhode Island -                               Woonsocket, Rhode Island, GO (h):
0.5%            NR*       Aaa       1,225        6% due 10/01/2017                                                    1,399
                NR*       Aaa       1,195        6% due 10/01/2018                                                    1,365


Tennessee -     NR*       NR*       4,610    Hardeman County, Tennessee, Correctional Facilities Corporation
2.4%                                         Revenue Bonds, 7.75% due 8/01/2017                                       4,770

                BB        Ba2      10,000    McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds
                                             (Recycling Facility-Calhoun Newsprint), AMT, 7.40% due 12/01/2022       10,031


Texas - 20.3%                                Austin, Texas, Convention Center Revenue Bonds (Convention
                                             Enterprises Inc.), First Tier, Series A:
                BBB-      Baa3      5,000        6.70% due 1/01/2028                                                  5,199
                BBB-      Baa3      5,000        6.70% due 1/01/2032                                                  5,196

                                             Bexar County, Texas, Housing Finance Corporation, M/F Housing
                                             Revenue Bonds (Water at Northern Hills Apartments), Series A (e):
                NR*       Aaa       1,300        5.80% due 8/01/2021                                                  1,348
                NR*       Aaa       2,460        6% due 8/01/2031                                                     2,525
                NR*       Aaa       1,000        6.05% due 8/01/2036                                                  1,027

                BBB       Baa2      6,850    Brazos River Authority, Texas, PCR, Refunding (Utilities Electric
                                             Company), AMT, Series B, 5.05% due 6/01/2030                             7,030

                BBB-      NR*       3,755    Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant
                                             Energy Inc. Project), Series B, 7.75% due 12/01/2018                     4,088

                BBB-      Baa3      5,045    Dallas-Fort Worth, Texas, International Airport Facility,
                                             Improvement Corporation Revenue Bonds (Learjet Inc.), AMT,
                                             Series 2001-A-1, 6.15% due 1/01/2016                                     5,032

                CCC       Caa2      7,500    Dallas-Fort Worth, Texas, International Airport Facility,
                                             Improvement Corporation Revenue Refunding Bonds (American Airlines),
                                             AMT, Series B, 6.05% due 5/01/2029                                       7,146

                                             Gregg County, Texas, Health Facilities Development Corporation,
                                             Hospital Revenue Bonds (Good Shepherd Medical Center Project) (a):
                AA        Baa2      3,000        6.875% due 10/01/2020                                                3,472
                AA        Baa2      2,000        6.375% due 10/01/2025                                                2,231

                AA-       Aa3       5,000    Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste
                                             Disposal Facility Revenue Bonds (E. I. du Pont de Nemours and
                                             Company Project), AMT, 6.40% due 4/01/2026                               5,328

                BB        Ba3       3,900    Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds
                                             (Citgo Petroleum Corporation Project), AMT, 7.50% due 5/01/2025          4,091

                AAA       Aaa      18,200    Houston, Texas, Combined Utility System First Lien Revenue
                                             Refunding Bonds, Series A, 5.25% due 5/15/2025 (e)                      18,919

                NR*       Baa3      1,600    Houston, Texas, Industrial Development Corporation Revenue Bonds
                                             (Air Cargo), AMT, 6.375% due 1/01/2023                                   1,611

                                             Lower Colorado River Authority, Texas, PCR (Samsung Austin
                                             Semiconductor), AMT:
                A-        A3        6,200        6.375% due 4/01/2027                                                 6,619
                A-        A3        3,330        6.95% due 4/01/2030                                                  3,737

                BBB-      Ba2       7,030    Matagorda County, Texas, Navigation District Number 1 Revenue
                                             Refunding Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029        7,739

                BB        Ba3       3,900    Port Corpus Christi, Texas, Individual Development Corporation,
                                             Environmental Facilities Revenue Bonds (Citgo Petroleum Corporation
                                             Project), AMT, 8.25% due 11/01/2031                                      4,113

                B-        B1       11,500    Red River Authority, Texas, PCR, Refunding (Celanese Project),
                                             AMT, Series B, 6.70% due 11/01/2030                                     11,186

                                             San Antonio, Texas, Water Revenue Refunding Bonds:
                AA-       Aa3       1,000        5.875% due 5/15/2016                                                 1,117
                AA-       Aa3       1,000        5.875% due 5/15/2017                                                 1,114

                AAA       Aaa       6,500    Texas State Turnpike Authority, Central Texas Turnpike System
                                             Revenue Bonds, First Tier, Series A, 5.50% due 8/15/2039 (c)             6,783

                AAA       Aaa       7,020    Tyler, Texas, Waterworks and Sewer Revenue Bonds, 5.70% due
                                             9/01/2030 (h)                                                            7,495


Utah - 0.3%     AAA       Aaa       1,545    Utah State Board of Regents, Revenue Refunding Bonds (University
                                             of Utah Research Facilities), Series A, 5.50% due 4/01/2018 (e)          1,695


Virginia - 2.5% AAA       Aaa       5,000    Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding
                                             Bonds, AMT, Series A, 6.10% due 2/01/2011(c)                             5,613

                                             Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds:
                NR*       B1        6,200        First Tier, Sub-Series C, 6.25%** due 8/15/2031                        504
                BB        Ba2       6,500        Senior Series A, 5.50% ** due 8/15/2028                              5,452
                BB        Ba2      24,800        Senior Series B, 6.67%** due 8/15/2029                               3,606


Washington -                                 Vancouver, Washington, Housing Authority, Housint Revenue Bonds
0.3%                                         (Teal Pointe Apartments Project), AMT:
                NR*       NR*         945        6% due 9/01/2022                                                       896
                NR*       NR*       1,250        6.20% due 9/01/2032                                                  1,173


West Virginia   B-        B2        1,000    Princeton, West Virginia, Hospital Revenue Refunding Bonds
0.6%                                         (Community Hospital Association Inc. Project), 6% due 5/01/2019            771

                BBB       Baa2      3,000    Upshur County, West Virginia, Solid Waste Disposal Revenue Bonds
                                             (TJ International Project), AMT, 7% due 7/15/2025                        3,157


Wisconsin -     NR*       Baa3        700    Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50% due
0.3%                                         1/01/2025                                                                  703

                AAA       Aaa       1,140    Wisconsin State, GO, AMT, Series B, 6.20% due 11/01/2026(e)              1,186


Wyoming - 0.9%  BB+       Ba3       2,550    Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds
                                             (FMC Corporation Project), AMT, Series A, 7% due 6/01/2024               2,591

                AA        NR*       2,500    Wyoming Student Loan Corporation, Student Loan Revenue Refunding
                                             Bonds, Series A, 6.20% due 6/01/2024                                     2,665


Puerto Rico -   AAA       Aaa      15,000    Puerto Rico Commonwealth, Highway and Transportation Authority,
7.2%                                         Transportation Revenue Bonds, Trust Receipts, Class R, Series B,
                                             10.418% due 7/01/2035(e)(k)                                             18,600

                A         Baa1     16,360    Puerto Rico Commonwealth, Highway and Transportation Authority,
                                             Transportation Revenue Refunding Bonds, Series D, 5.75% due 7/01/2041   17,268

                AAA       Aaa       2,500    Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust
                                             Receipts, Class R, Series 16 HH, 10.07% due 7/01/2013(i)(k)              3,212

                AAA       NR*       4,350    Puerto Rico Public Finance Corporation Revenue Bonds, DRIVERS,
                                             Series 272, 9.985% due 8/01/2030(k)                                      5,088


Virgin Islands  BBB-      Baa3      6,250    Virgin Islands Public Finance Authority, Refinery Facilities Revenue
1.1%                                         Bonds (Hovensa Refinery), AMT, 6.125% due 7/01/2022                      6,490

                                             Total Municipal Bonds (Cost - $850,093) - 144.5%                       885,204



                                   Shares
                                     Held               Short-Term Securities
                                    7,713    Merrill Lynch Institutional Tax-Exempt Fund ++                           7,713

                                             Total Short-Term Securities (Cost - $7,713) - 1.3%                       7,713

                Total Investments (Cost - $857,806***) - 145.8%                                                     892,917
                Other Assets Less Liabilities - 2.0%                                                                 12,458
                Preferred Stock, at Redemption Value - (47.8%)                                                    (293,000)
                                                                                                                 ----------
                Net Assets Applicable to Common Stock - 100.0%                                                   $  612,375
                                                                                                                 ==========

(a) Radian Insured.

(b) Prerefunded.

(c) AMBAC Insured.

(d) FHA Insured.

(e) MBIA Insured.

(f) FNMA Collateralized.

(g) GNMA Collateralized.

(h) FGIC Insured.

(i) FSA Insured.

(j) XL Capital Insured.

(k) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.

(l) FHLMC Collateralized.

(m) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.

* Not Rated.

** Represents a zero coupon; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

*** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

Aggregate cost                                            $ 857,933
                                                          =========
Gross unrealized appreciation                             $  44,048
Gross unrealized depreciation                               (9,064)
                                                          ---------
Net unrealized appreciation                               $  34,984
                                                          =========

+ Highest short-term rating by Moody's Investors Service, Inc.

++ Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                Net        Dividend
Affiliate                                     Activity      Income

Merrill Lynch Institutional Tax-Exempt Fund   (8,900)       $ 100



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Fund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield Fund, Inc.


Date: September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield Fund, Inc.


Date: September 17, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       MuniYield Fund, Inc.


Date: September 17, 2004